Income Tax - Income (Loss) before Income Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income (loss) recorded in The Netherlands	$ (9)	$ (30)	$ (33)
Income (loss) from foreign operations	115	(562)	(2,104)
Income (loss) before income tax benefit (expense)	$ 106	$ (592)	$ (2,137)